Shareholder Report, Average Annual Return (Details)	12 Months Ended	47 Months Ended	59 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
Institutional Share Class
Average Annual Return [Line Items]
Average Annual Return, Percent	21.94%		13.56%
Institutional Share Class [Default Label]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.68%	10.30%
Russell 3000 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	34.49%		14.91%
Lipper Multi Cap Core Average [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.00%		12.45%
S P Equal Weight [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	28.81%	12.46%
Morningstar Tech [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	32.71%	5.36%